Financing Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Financing Receivables, Net

Financing receivables, net as of December 31, 2024 and 2025 consisted of the followings:

	As of December 31,
	2024	2025
	(RMB in thousands)
Short-term:
Short-term financing receivables	4,693,817	5,521,164
Accrued interest receivable	77,022	127,948
Allowance for credit losses	(102,124)	(198,694)
Total short-term financing receivables, net	4,668,715	5,450,418
Long-term:
Long-term financing receivables	114,247	171,101
Allowance for credit losses	(1,820)	(3,723)
Total long-term financing receivables, net	112,427	167,378

Summary of Balances of Financing Receivables by Due Date

The following table summarizes the balances of financing receivables by due date as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	(RMB in thousands)
Due in months
0 - 12	4,693,817	5,521,164
13 - 24	114,178	171,101
25 - 36	69	—
Total financing receivables (excluding accrued interest receivable)	4,808,064	5,692,265

Summary of Activities in Allowance for Credit Losses

The activities in the allowance for credit losses of financing receivables for the years ended December 31, 2023, 2024 and 2025, respectively, consisted of the following:

	For the year ended December 31,
	2023	2024	2025
	(RMB in thousands)
Beginning balances	(197,407)	(61,681)	(103,944)
Provision for credit losses	(627,061)	(865,524)	(1,016,742)
Charge-offs	939,992	1,083,815	1,226,618
Recoveries from prior charge-offs	(177,205)	(260,554)	(308,349)
Ending balances	(61,681)	(103,944)	(202,417)

Summary of Aging Analysis of Past Due Financing Receivables

Aging analysis of past due financing receivables as of December 31, 2024 and 2025 are as follows:

RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	Total Past Due	Current	Total
December 31, 2024	93,205	67,796	58,292	143,553	362,846	4,445,218	4,808,064
December 31, 2025	221,633	165,269	160,909	324,523	872,334	4,819,931	5,692,265

Summary of Amortized Cost within Each Credit Quality Indicator by Year of Origination

The following table provides information on delinquency, which is the primary credit quality indicator for financing receivables. The amortized cost of loans was presented by year of origination as of December 31, 2025:

	Loans originated in
RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	Total Past Due	Current	Total
2023 and before	2	5	22	103	132	426	558
2024	2,738	1,819	2,513	16,231	23,301	55,312	78,613
2025	218,893	163,445	158,374	308,189	848,901	4,764,193	5,613,094
Total	221,633	165,269	160,909	324,523	872,334	4,819,931	5,692,265